Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028787 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028787 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028787 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028787 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028787 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028787 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028787 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028787 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028787 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028787 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028787 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000028787 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028787 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028787 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028787 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028787 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028787 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028787 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028787 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028787 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028787 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028787 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028787 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028787 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028787 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000028788 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028788 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028788 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028788 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028788 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028788 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028788 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028788 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028788 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028788 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000028788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028788 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028788 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028788 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028788 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000028789 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028789 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028789 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028789 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028789 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028789 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028789 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028789 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028789 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028789 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000028789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028789 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028789 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028789 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028789 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028789 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028789 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028789 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028789 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028789 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028789 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000074892 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074892 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000074892 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074892 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074892 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074892 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074892 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074892 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074892 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074892 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074892 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000074892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000074892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000074892 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000074892 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074892 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074892 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074892 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074892 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074892 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%